Analysis of changes in financing during the year - Subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of changes in financing during the year
Net cash flows from financing activities	£ (2,601)	£ 90	£ (2,570)
Subordinated Liabilities
Analysis of changes in financing during the year
At 1 January	9,962	9,979	10,535
Issue of subordinated liabilities	1,634	1,631	577
Redemption of subordinated liabilities	(4,765)	(3,502)	(1,108)
Interest on subordinated liabilities	(321)	(510)	(533)
Net cash flows from financing activities	(3,452)	(2,381)	(1,064)
Effects of foreign exchange	(18)	(234)	(315)
Changes in fair value of subordinated liabilities and MRELs	(434)	133	317
Paid in equity reclassified to subordinated liabilities	1,915	1,632
Loss on sale of subordinated liabilities and MRELs	145	324
Interest on subordinated liabilities and MRELs	311	509	506
At 31 December	8,429	9,962	9,979
MREL
Analysis of changes in financing during the year
At 1 January	20,873	19,249	16,821
Issue of MRELs	3,383	1,309	3,640
Maturity/redemption of MRELs		(2)	(1,285)
Interest on MRELs	(647)	(671)	(428)
Net cash flows from financing activities	2,736	636	1,927
Effects of foreign exchange	(190)	(514)	(683)
Changes in fair value of subordinated liabilities and MRELs	(649)	829	539
Interest on subordinated liabilities and MRELs	653	673	645
At 31 December	£ 23,423	£ 20,873	£ 19,249